Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

November 2, 2011

Via Edgar

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO ETF Trust (the “Trust”)

(File Nos. 033-155395 and 811-22250)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the Prospectus and Statement of Additional Information for the PIMCO Australia Bond Index Fund, PIMCO Canada Bond Index Fund and PIMCO Germany Bond Index Fund that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 42, which was filed on October 27, 2011, and (ii) the text of Post-Effective Amendment No. 42 was filed electronically on October 27, 2011.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	J. Stephen King, Jr.
Ryan Leshaw
Douglas P. Dick